Note 5 - Tribute Arrangement and Mining Agreement and Bilboes Gold Limited Acquisition - Consideration Paid (Details) - USD ($) $ in Thousands	Jan. 06, 2023	Dec. 31, 2023	Apr. 11, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Bilboes oxide mine assets (pre-acquisition)		$ (179,649)		$ (178,983)
Exploration and evaluation assets		94,272		17,579	$ 8,648
Inventories		20,304		18,334
Cash and cash equivalents		6,708		6,735
Lease liabilities		$ (208)		$ (313)	$ (465)
Bilboes Holdings (Private) Limited [member] | Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Prepayments	$ 877
Oxide plant [member] | Bilboes Holdings (Private) Limited [member] | Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Bilboes oxide mine assets (pre-acquisition)	(872)
Assets of Bilboes Gold Limited [member]
Statement Line Items [Line Items]
Equity issued	65,677		$ 65,677
Initial consideration shares issued (4,425,797 at $12.82 per share)	56,739
Escrow shares issued (441,095 at $12.82 per share)	5,655
Deferred consideration shares issued (256,152 at $12.82 per share)	3,283
Prepayments	5
Total net consideration	65,682
Exploration and evaluation assets	73,198
Inventories	70
Trade and other receivables	802
Cash and cash equivalents	54
Provisions	(4,466)
Trade and other payables - external	(3,943)
Lease liabilities	(28)
Income tax payable	(10)
Total net consideration	$ 65,682